Consolidated Statements of Cash Flows	6 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES
(Loss)/Profit before tax	RM (62,792,784)	$ (13,665,459)		RM 2,426,806
Adjustments for:
Depreciation of property, plant and equipment	35,152,128	7,650,082		7,284,888
Amortisation of intangible assets	26,719,984	5,815,013		11,468,240
Depreciation of right-of-use asset	62,286	13,555		63,710
Loss on disposal of subsidiaries	305,818	66,555
Interest expense of lease liabilities	5,916	1,287		1,578
Interest income	(829,121)	(180,440)		(221,508)
Unrealised exchange loss	10,326	2,247
Waiver of debt	(175,283)	(38,146)
Operating (loss)/profit before changes in working capital	(1,540,730)	(335,306)		21,023,714
Changes in working capital:
Trade receivables	101,383,409	22,063,854		(16,805,917)
Other receivables, deposit and prepayments	(10,603,286)	(2,307,570)		(11,994,592)
Trade payables	(6,484,641)	(1,411,239)		44,352,090
Other payables and accruals	(3,502,914)	(762,332)		11,311,257
Cash generated from operations	79,251,838	17,247,407		47,886,552
Interest received	829,121	180,440		221,508
Income tax paid	(24,300)	(5,288)		(12,868)
Net cash generated from operating activities	80,056,659	17,422,559		48,095,192
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(30,000,000)	(6,528,836)		(72,383,744)
Placement of deposit pledged with licensed bank	1,180,439	256,896
Proceed from disposal of subsidiaries	(213,504)	(46,464)
Proceed from redemption of non-convertible redeemable preference shares by non-controlling interest of a subsidiary	(1,000)	(218)
Net cash used in investing activities	(29,034,065)	(6,318,622)		(72,383,744)
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment to)/ Advance from related companies	(27,900,000)	(6,071,817)		40,000
Increase in fixed deposits with the licensed bank				(391,951)
Payment of lease liabilities	(66,000)	(14,363)		(66,000)
Repayment to holding company	(21,500,000)	(4,678,999)		36,738,683
Repayment of capital contribution				(6,600,000)
Issuance of share capital				6,807
Dividend paid to non-controlling interest	(6,000,000)	(1,305,767)
Net cash (used in)/from financing activities	(55,466,000)	(12,070,946)		29,727,539
Net (decrease)/increase in cash and cash equivalents	(4,443,406)	(967,009)		5,438,987
Effect of exchange rate changes	3,070,107	668,141		(11,033)
Cash and cash equivalents at beginning of the period	31,453,867	6,845,238	RM 33,599,099	28,171,145
Cash and cash equivalents at end of the period	30,080,568	6,546,370	RM 31,453,867	33,599,099
Cash and cash equivalents comprised:
Cash and bank balances	30,080,568	6,546,370		33,599,099
Deposits with licensed banks	23,549,306	5,124,985		391,951
Cash and cash equivalents comprised total	RM 53,629,874	$ 11,671,355		RM 33,991,050